22,263-8                        Exchange Act-Forms                  1868 4-28-99

                                    FORM 13F

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                                                  OMB Number:          3235_0006
                                                  Expires:      October 31, 2000
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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549


                               Form 13F COVER PAGE

             Report for the Calendar Year or Quarter Ended: 06/30/2001

            Check here if Amendment [ ]; Amendment Number: __________

                       This Amendment (Check only one.):

                   [ ] is a restatement.

                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:  Accel Internet/Strategic Technology Fund Associates L.L.C.
Address:  428 University Avenue, Palo Alto, CA  94301___________________________
________________________________________________________________________________
________________________________________________________________________________
________________________________________________________________________________
Form 13F File Number:  28-05399_________________________________________________

              The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  G. Carter Sednaoui

Title:  Managing Member

Phone:  609 683-4500

Signature, Place, and Date of Signing:

/s/ G. Carter Sednaoui
[Signature]

Princeton, New Jersey___________________________________________________________
[City, State]

August 6, 2001__________________________________________________________________
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:                 None
                                              ---------------

Form 13F Information Table Entry Total:              7
                                              ---------------

Form 13F Information Table Value Total:           $11,676
                                              ---------------
                                                (thousands)

List of Other Included Managers:                  None

None

                                                    FORM 13F INFORMATION TABLE

                                                                                                                 Voting Authority
                                                                                                                 ----------------
                              Title                        Value       Shares/ Sh/  Put/  Invstmt    Other
      Name of Issuer        of class       CUSIP           (x$1000)    PrnAmt  Prn Call   Dscretn   Managers   Sole   Shared   None
------------------------------------------------------------------------------------------------------------------------------------
Avici Systems, Inc.           Common      05367L109          389       45,339   SH          Sole             45,339     0       0
First Virtual Communications, Common      337484109           19       20,954   SH          Sole             20,954     0       0
HearMe                        Common      421903105            0        1,002   SH          Sole              1,002     0       0
Interdent, Inc.               Common      45865R109           34       89,623   SH          Sole             89,623     0       0
Portal Software, Inc.         Common      736126103        1,886      456,629   SH          Sole            456,629     0       0
Tellium, Inc.                 Common      87967E107        9,347      513,571   SH          Sole            513,571     0       0
TUT Systems, Inc.             Common      901103101            1          758   SH          Sole                758     0       0

                                            Total         11,676